Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital expenditure commitments
(a) Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Total
2025	$38,916	$1,195	$40,111
2026	106,064	3,817	109,881
2027	55,098	1,400	56,498
Total	$200,078	$6,412	$206,490